Note D - Loans and Allowance for Loan Losses (Details Textual)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Increase (Decrease) in Other Loans	$ 899,000
Change In Troubled Debt Restructurings	5.60%
Impaired Financing Receivable, Related Allowance	$ 94,000	$ 2,981,000	$ 2,164,000
Loans and Leases Receivable, Impaired, Commitment to Lend	846,000	2,427,000
Allowance for Loan and Lease Losses, Period Increase (Decrease)	0	11
Allowance for Loan and Lease Losses, Write-offs	$ 0	11,000
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	0		0
Troubled Debt Restrucuturings Placed on Nonaccrual Status, Amount		$ 226,000
Minimum Loan Balance For Loans Evaluated by Risk Categories	$ 500,000
Percentage of Loan Portfolio	100.00%	100.00%
Troubled Debt Restructurings [Member]
Impaired Financing Receivable, Related Allowance	$ 94,000	$ 546,000
Unsecured [Member]
Percentage of Loan Portfolio	4.86%	5.61%
Residential Portfolio Segment [Member]
Real Estate Acquired Through Foreclosure	$ 262,000	$ 938,000
Mortgage Loans in Process of Foreclosure, Amount	$ 2,410,000	$ 1,492,000
Percentage of Loan Portfolio	40.19%	38.92%